LOANS (covered) - Covered Loan Delinquency, Excluding Loans Accounted for Under FASB ASC Topic 310-30 (Detail) (Covered Loans, Loans Excluded from FASB ASC Topic 310-30, USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	$ 492,000	$ 794,000
60 - 89 days past due	375,000	1,619,000
> 90 days past due	3,478,000	9,721,000
Total Past due	4,345,000	12,134,000
Current	53,873,000	61,825,000
Total	58,218,000	73,959,000
> 90 days past due and still accruing	0	31,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	60,000	351,000
60 - 89 days past due	335,000	148,000
> 90 days past due	483,000	3,781,000
Total Past due	878,000	4,280,000
Current	266,000	3,071,000
Total	1,144,000	7,351,000
> 90 days past due and still accruing	0	0
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	184,000	138,000
60 - 89 days past due	0	1,149,000
> 90 days past due	1,263,000	2,201,000
Total Past due	1,447,000	3,488,000
Current	4,040,000	4,001,000
Total	5,487,000	7,489,000
> 90 days past due and still accruing	0	0
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
> 90 days past due	5,000	0
Total Past due	5,000	0
Current	563,000	763,000
Total	568,000	763,000
> 90 days past due and still accruing	0	0
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	239,000	286,000
60 - 89 days past due	36,000	296,000
> 90 days past due	1,727,000	3,697,000
Total Past due	2,002,000	4,279,000
Current	46,647,000	51,099,000
Total	48,649,000	55,378,000
> 90 days past due and still accruing	0	0
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	9,000	19,000
60 - 89 days past due	4,000	26,000
> 90 days past due	0	42,000
Total Past due	13,000	87,000
Current	2,357,000	2,891,000
Total	2,370,000	2,978,000
> 90 days past due and still accruing	$ 0	$ 31,000